SEGMENT INFORMATION - Schedule of Financial Information by Reportable Segment (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 12,269	$ 16,622	$ 29,213	$ 29,652
Theatrical
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	154	475	813	813
Advertising
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	3,803	5,329	10,295	9,989
Affiliate and subscription
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	5,429	8,242	13,153	13,018
Licensing and other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	2,883	2,576	4,952	5,832
Operating Segments | Studios
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	2,798
Operating Segments | Direct-to-Consumer
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	3,653	5,087	7,632	6,736
Operating Segments | TV Media
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	5,841	9,977	18,779	20,085
Operating Segments | Filmed Entertainment
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		1,593	2,955	2,957
Operating Segments | Theatrical | Studios
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	154
Operating Segments | Theatrical | Filmed Entertainment
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		475	813	24
Operating Segments | Advertising | Studios
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	12
Operating Segments | Advertising | Direct-to-Consumer
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	853	1,146	2,114	1,795
Operating Segments | Advertising | TV Media
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	2,943	4,180	8,180	8,188
Operating Segments | Advertising | Filmed Entertainment
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		6	16	2,120
Operating Segments | Affiliate and subscription | Direct-to-Consumer
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	2,799	3,940	5,506	4,933
Operating Segments | Affiliate and subscription | TV Media
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	2,630	4,302	7,647	8,085
Operating Segments | Licensing and other | Studios
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	2,632
Operating Segments | Licensing and other | Direct-to-Consumer
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		1	12	8
Operating Segments | Licensing and other | TV Media
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	268	1,495	2,952	3,812
Operating Segments | Licensing and other | Filmed Entertainment
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		1,112	2,126	813
Operating Segments | Licensing | Direct-to-Consumer
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	1
Corporate/Eliminations
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	(23)	(35)	(153)	(126)
Corporate/Eliminations | Studios
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	(17)
Corporate/Eliminations | Direct-to-Consumer
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		0	0	(1)
Corporate/Eliminations | TV Media
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ (6)	(20)	(84)	(63)
Corporate/Eliminations | Filmed Entertainment
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		$ (15)	$ (69)	$ (62)